Warrant Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Warrant Liabilities
Warrant Liabilities

Note 8 — Warrant Liabilities

The Company accounts for the 725,000 Private Placement Warrants in accordance with the guidance contained in ASC 815-40 due to the fact the Private Placement Warrants will be exercisable for cash or on a cashless basis, at the holder’s option, and be non-redeemable so long as they are held by the initial purchasers or their permitted transferee. Such guidance provides that, based on these features, the private placement warrants do not meet the criteria for equity treatment thereunder, and each such warrant must be recorded as a liability. Accordingly, the Company will classify each private placement warrant as a liability at its fair value. This liability is subject to re-measurement at each balance sheet date. With each such re-measurement, the warrant liability will be adjusted to fair value, with the change in fair value recognized in the Company’s statement of operations. The Company has determined the Public Warrants do not contain such features, and accordingly will be accounted for as equity and are not subject to subsequent remeasurement.

Note 8 — Warrant Liabilities

The Company accounts for the 725,000 Private Placement Warrants in accordance with the guidance contained in ASC 815-40 due to the fact the Private Placement Warrants will be exercisable for cash or on a cashless basis, at the holder’s option, and be non-redeemable so long as they are held by the initial purchasers or their permitted transferee. Such guidance provides that, based on these features, the private placement warrants do not meet the criteria for equity treatment thereunder, and each such warrant must be recorded as a liability. Accordingly, the Company will classify each private placement warrant as a liability at its fair value. This liability is subject to re-measurement at each balance sheet date. With each such re-measurement, the warrant liability will be adjusted to fair value, with the change in fair value recognized in the Company’s statement of operations. The Company has determined the Public Warrants do not contain such features, and accordingly will be accounted for as equity and are not subject to subsequent remeasurement.